Financial Instruments Fair Value Disclosures - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities		€ 0
Financial assets, at fair value		0
Financial liabilities, at fair value	€ 17,487	15,526
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	17,487	15,526
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities		0
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level I [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level II [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities		0
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level II [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities		0
Financial assets, at fair value		0
Financial liabilities, at fair value	17,487	15,526
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 17,487	€ 15,526